Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 98.5%
Australia 4.5%
BGP Holdings PLC * (a)	11,394,023	50,945
Dexus	219,180	1,700,344
GPT Group	681,092	2,474,358
Mirvac Group	1,372,232	2,930,868
Scentre Group	1,409,715	3,017,956
Shopping Centres Australasia Property Group	563,420	1,085,658
(Cost $9,599,700)		11,260,129
Belgium 1.0%
Aedifica SA	8,162	1,017,625
VGP NV	2,425	559,288
Warehouses De Pauw CVA	21,111	855,575
(Cost $1,379,290)		2,432,488
Canada 3.1%
Canadian Apartment Properties REIT (b)	77,583	3,620,662
Granite Real Estate Investment Trust (b)	23,390	1,663,486
RioCan Real Estate Investment Trust	62,904	1,074,722
Tricon Residential, Inc.	105,959	1,413,791
(Cost $5,300,680)		7,772,661
France 1.8%
Gecina SA	9,758	1,315,290
ICADE	5,696	446,862
Unibail-Rodamco-Westfield*	35,768	2,626,006
(Cost $3,652,561)		4,388,158
Germany 2.9%
Alstria Office REIT-AG	64,652	1,175,831
Vonovia SE	102,066	6,131,923
(Cost $3,583,731)		7,307,754
Hong Kong 4.4%
CK Asset Holdings Ltd.	392,820	2,264,735
Hongkong Land Holdings Ltd.	174,300	834,266
Hysan Development Co., Ltd.	286,000	931,818
Link REIT	340,525	2,915,445
New World Development Co., Ltd.	400,000	1,624,277
Shimao Group Holdings Ltd.	148,000	271,220
Sun Hung Kai Properties Ltd.	101,000	1,258,000
SUNeVision Holdings, Ltd.	245,000	230,234
Swire Properties Ltd.	204,800	513,801
(Cost $9,849,837)		10,843,796
Japan 9.8%
Activia Properties, Inc.	927	3,803,505

Daibiru Corp. (b)	96,167	1,413,434
Global One Real Estate Investment Corp.	1,420	1,477,939
Hulic Reit, Inc.	1,162	1,827,527
Keihanshin Building Co., Ltd.	26,800	338,816
Kenedix Retail REIT Corp.	823	2,134,903
LaSalle Logiport REIT	989	1,667,919
Mitsubishi Estate Co., Ltd.	189,000	3,012,893
Mitsui Fudosan Co., Ltd.	109,800	2,609,312
Mori Trust Hotel Reit, Inc.	1,444	1,783,881
Mori Trust Sogo Reit, Inc.	1,315	1,747,829
Nippon Accommodations Fund Inc.	95	533,263
NIPPON REIT Investment Corp.	189	735,293
Samty Residential Investment Corp.*	137	144,094
Tokyu Fudosan Holdings Corp.	205,300	1,261,664
(Cost $20,928,865)		24,492,272
Singapore 2.8%
Ascott Residence Trust	1,186,000	804,597
CapitaLand Integrated Commercial Trust	1,243,556	1,846,844
Capitaland Investment Ltd.*	1,025,928	2,568,976
Mapletree Industrial Trust	331,200	677,075
Mapletree Logistics Trust	694,900	1,037,151
(Cost $8,143,748)		6,934,643
Spain 0.8%
Arima Real Estate SOCIMI SA*	55,595	600,715
Inmobiliaria Colonial Socimi SA	133,922	1,300,261
(Cost $1,834,172)		1,900,976
Sweden 2.6%
Castellum AB (b)	87,002	2,128,002
Fabege AB	141,636	2,138,836
Fastighets AB Balder "B"*	35,307	2,124,791
(Cost $3,331,123)		6,391,629
United Kingdom 5.7%
Big Yellow Group PLC	68,972	1,292,873
British Land Co. PLC	480,264	3,188,000
Derwent London PLC	27,193	1,268,186
Grainger PLC	470,578	1,930,566
Segro PLC	215,042	3,456,258
The PRS REIT PLC	335,248	451,787
Tritax EuroBox PLC 144A	315,479	479,993
Tritax EuroBox PLC 144A	208,829	318,115
UNITE Group PLC	122,977	1,805,324
(Cost $9,229,345)		14,191,102
United States 59.1%
Agree Realty Corp. (REIT)	51,608	3,417,998
Alexandria Real Estate Equities, Inc. (REIT)	16,254	3,105,652
American Homes 4 Rent "A", (REIT)	106,160	4,046,819
Apartment Income REIT Corp. (REIT)	84,365	4,117,856
Apple Hospitality REIT, Inc. (REIT) (b)	104,032	1,636,423
AvalonBay Communities, Inc. (REIT)	39,228	8,694,494
Boston Properties, Inc. (REIT) (b)	36,845	3,992,156
CoreSite Realty Corp. (REIT)	17,058	2,363,215

Crown Castle International Corp. (REIT)	6,333	1,097,636
CubeSmart (REIT)	9,038	437,891
CyrusOne, Inc. (REIT)	44,474	3,442,732
EastGroup Properties, Inc. (REIT)	25,743	4,289,556
Empire State Realty Trust, Inc. "A", (REIT)	219,074	2,197,312
Equinix, Inc. (REIT)	14,824	11,712,887
Equity Residential (REIT)	1,569	126,963
Essential Properties Realty Trust, Inc. (REIT)	142,085	3,967,013
Extra Space Storage, Inc. (REIT)	38,958	6,544,554
First Industrial Realty Trust, Inc. (REIT)	41,181	2,144,707
Independence Realty Trust, Inc. (REIT) (b)	109,379	2,225,863
Kimco Realty Corp. (REIT)	261,397	5,423,991
Lamar Advertising Co. "A", (REIT) (b)	15,411	1,748,378
Life Storage, Inc. (REIT)	46,127	5,292,669
Medical Properties Trust, Inc. (REIT)	161,716	3,245,640
Mid-America Apartment Communities, Inc. (REIT)	37,222	6,951,209
NETSTREIT Corp. (REIT)	52,933	1,251,865
Prologis, Inc. (REIT)	114,311	14,337,997
Regency Centers Corp. (REIT)	18,465	1,243,248
Retail Properties of America, Inc. "A", (REIT)	175,314	2,258,044
Ryman Hospitality Properties, Inc. (REIT)*	33,138	2,773,651
SBA Communications Corp. (REIT)	5,352	1,769,211
Simon Property Group, Inc. (REIT)	66,770	8,678,097
Spirit Realty Capital, Inc. (REIT)	34,811	1,602,698
STAG Industrial, Inc. (REIT)	66,068	2,593,169
Sun Communities, Inc. (REIT)	38,766	7,175,587
VICI Properties, Inc. (REIT) (b)	112,139	3,185,869
Welltower, Inc. (REIT)	95,314	7,853,874
(Cost $109,535,295)		146,946,924
Total Common Stocks (Cost $186,368,347)		244,862,532

Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $11,373,141)	11,373,141	11,373,141

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.03% (c) (Cost $4,936,528)	4,936,528	4,936,528

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $202,678,016)	105.1	261,172,201
Other Assets and Liabilities, Net	(5.1)	(12,615,537)
Net Assets	100.0	248,556,664
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
3,225,035	8,148,106 (e)	—	—	—	5,457	—	11,373,141	11,373,141
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.03% (c)
—	44,200,195	39,263,667	—	—	256	—	4,936,528	4,936,528
3,225,035	52,348,301	39,263,667	—	—	5,713	—	16,309,669	16,309,669
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $11,311,916, which is 4.6% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $434,004.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust

At September 30, 2021 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Diversified	63,084,219	26%
Apartments	40,287,153	16%
Industrial	30,185,873	12%
Shopping Centers	21,491,914	9%
Office	20,678,716	8%
Storage	14,423,562	6%
Health Care	11,099,514	5%
Regional Malls	8,678,097	4%
Real Estate Services	7,952,846	3%
Manufactured Homes	7,175,587	3%
Hotels	6,998,552	3%
Retail	4,989,466	2%
Financials	4,117,856	2%
Specialty Services	3,699,177	1%
Total	244,862,532	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$11,209,184	$50,945	$11,260,129
Belgium	—	2,432,488	—	2,432,488
Canada	7,772,661	—	—	7,772,661
France	—	4,388,158	—	4,388,158
Germany	—	7,307,754	—	7,307,754
Hong Kong	—	10,843,796	—	10,843,796
Japan	—	24,492,272	—	24,492,272
Singapore	2,568,976	4,365,667	—	6,934,643
Spain	—	1,900,976	—	1,900,976
Sweden	—	6,391,629	—	6,391,629
United Kingdom	—	14,191,102	—	14,191,102
United States	146,946,924	—	—	146,946,924
Short-Term Investments (a)	16,309,669	—	—	16,309,669
Total	$173,598,230	$87,523,026	$50,945	$261,172,201
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH3
R-080548-1 (1/23)